Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Information:
Net revenues	$ 133,217	$ 169,080	$ 307,702
Net loss	(38,690)	(200,875)	(13,631)
Net cash (used in)/provided by operating activities	(19,426)	71,104	(19,673)
Net cash (used in)/provided by investing activities	(987)	(3,977)	(22,390)
Net cash provided by financing activities	(6,089)	(37,289)	24,743
VIE
Financial Information:
Net revenues	12,983	22,063	23,865
Net loss	(216)	(1,367)	(900)
Net cash (used in)/provided by operating activities	(1,217)	(974)	(1,681)
Net cash (used in)/provided by investing activities	146		(14)
Net cash provided by financing activities	680	(90)	2,195
VIE | Receipts of Advances Group Companies
Financial Information:
Net cash provided by financing activities	402	124	1,588
VIE | Repayments of Advances from Group Companies
Financial Information:
Net cash provided by financing activities	(22)		(554)
VIE | Other Financing Activities
Financial Information:
Net cash provided by financing activities	300	(214)	1,161
VIE | Third parties
Financial Information:
Net revenues	12,981	21,462	22,837
Net cash (used in)/provided by operating activities	(1,217)	(1,127)	(2,453)
VIE | Related Party | Subsidiaries of the Group
Financial Information:
Net revenues	$ 2	601	1,028
Net cash (used in)/provided by operating activities		$ 153	$ 772